Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 2,976	$ 2,721	$ 2,101
PP&E	5,556	5,320	5,822
Right-of-use assets	126	95	141
Intangible assets	252	256	313
Total long-term other assets	160	142
Canada
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	1,905	1,854	1,227
PP&E	3,817	4,051
Right-of-use assets	49	52
Intangible assets	123	141
Total long-term other assets	62	15
US
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	940	731	716
PP&E	1,307	860
Right-of-use assets	74	39
Intangible assets	101	85
Total long-term other assets	34	61
Australia
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	131	136	$ 158
PP&E	432	409
Right-of-use assets	3	4
Intangible assets	28	30
Total long-term other assets	$ 64	$ 66